Acquisitions (Details 9) (USD $)	12 Months Ended		6 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2014	Sep. 30, 2014	Mar. 31, 2012	Mar. 31, 2011	Jun. 19, 2012
Acquisitions
Number of business combination agreements	2
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	$ 555,220,000	1,107,006,000	1,170,490,000	$ 167,245,000	$ 8,568,000
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000,000
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		25 years
Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment						17,851,000
Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Crude oil logistics and water solutions
Acquisitions
Number of business combination agreements	4
Liabilities assumed in the form of non-compete agreements	1,300,000
Number of common units issued to acquire business (in shares)		516,978
General and administrative expense	300,000
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		2,676,000
Inventories		191,000
Prepaid expenses and other current assets		737,000
Goodwill		34,451,000
Accounts payable - trade		(3,374,000)
Accrued expenses and other payables		(1,914,000)
Notes payable		(1,340,000)
Other noncurrent liabilities	(1,340,000)	(156,000)
Noncontrolling interest		(2,333,000)
Fair value of net assets acquired		64,985,000
Consideration paid for acquisition
Cash paid, net of cash acquired		52,552,000
Value of common units issued		12,433,000
Total consideration paid		64,985,000
Crude oil logistics and water solutions | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade	2,660,000
Inventories	191,000
Prepaid expenses and other current assets	738,000
Goodwill	43,822,000
Accounts payable - trade	(3,374,000)
Accrued expenses and other payables	(2,026,000)
Notes payable	(1,340,000)
Other noncurrent liabilities	(156,000)
Noncontrolling interest	(2,333,000)
Fair value of net assets acquired	64,985,000
Crude oil logistics and water solutions | Change
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		16,000
Prepaid expenses and other current assets		(1,000)
Goodwill		(9,371,000)
Accrued expenses and other payables		112,000
Crude oil logistics and water solutions | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		2,100,000
Crude oil logistics and water solutions | Trade names | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	500,000
Crude oil logistics and water solutions | Trade names | Change
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		1,600,000
Crude oil logistics and water solutions | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		13,125,000
Crude oil logistics and water solutions | Customer relationships | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets		5 years
Crude oil logistics and water solutions | Customer relationships | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets		10 years
Crude oil logistics and water solutions | Customer relationships | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	6,800,000
Crude oil logistics and water solutions | Customer relationships | Change
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		6,325,000
Crude oil logistics and water solutions | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		164,000
Useful life of intangible assets		3 years
Crude oil logistics and water solutions | Non-compete agreements | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	510,000
Crude oil logistics and water solutions | Non-compete agreements | Change
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		(346,000)
Crude oil logistics and water solutions | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		218,000
Crude oil logistics and water solutions | Land | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	191,000
Crude oil logistics and water solutions | Land | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		27,000
Crude oil logistics and water solutions | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		853,000
Crude oil logistics and water solutions | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years
Crude oil logistics and water solutions | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		10 years
Crude oil logistics and water solutions | Vehicles | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	771,000
Crude oil logistics and water solutions | Vehicles | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		82,000
Crude oil logistics and water solutions | Water treatment facilities and equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		13,665,000
Crude oil logistics and water solutions | Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years
Crude oil logistics and water solutions | Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years
Crude oil logistics and water solutions | Water treatment facilities and equipment | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	13,322,000
Crude oil logistics and water solutions | Water treatment facilities and equipment | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		343,000
Crude oil logistics and water solutions | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		895,000
Crude oil logistics and water solutions | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years
Crude oil logistics and water solutions | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years
Crude oil logistics and water solutions | Buildings and leasehold improvements | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	2,233,000
Crude oil logistics and water solutions | Buildings and leasehold improvements | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		(1,338,000)
Crude oil logistics and water solutions | Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		4,510,000
Crude oil logistics and water solutions | Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years
Crude oil logistics and water solutions | Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		15 years
Crude oil logistics and water solutions | Crude oil tanks and related equipment | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	1,781,000
Crude oil logistics and water solutions | Crude oil tanks and related equipment | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		2,729,000
Crude oil logistics and water solutions | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		27,000
Crude oil logistics and water solutions | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years
Crude oil logistics and water solutions | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years
Crude oil logistics and water solutions | Other | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	2,000
Crude oil logistics and water solutions | Other | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		25,000
Crude oil logistics and water solutions | Construction in progress
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		490,000
Crude oil logistics and water solutions | Construction in progress | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	693,000
Crude oil logistics and water solutions | Construction in progress | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		(203,000)